SCHEDULE OF EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 1,863
Less: accumulated depreciation	(52)
Equipment, net	1,811
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 1,863